Earnings per share - Weighted average number of ordinary share (Details) - shares			2 Months Ended	12 Months Ended
	Aug. 20, 2025	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Beginning of period (in shares)		201,783,532	202,233,997	194,216,835	202,233,997	201,783,532
Issuance of shares (in shares)				95,952,934	0	0
Purchase of treasury shares (in shares)				0	0	0
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				0	(8,017,162)	450,465
End of period (in shares)				290,169,769	194,216,835	202,233,997	201,783,532
Weighted number of shares
Weighted average number of ordinary shares (in shares)		202,233,997	194,216,835	229,443,392	196,041,579	201,901,743	201,783,532
Issuance of shares (in shares)				35,226,557	0	0
Weighted Average Number Of Ordinary Shares Purchased				0	0	0
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				0	(6,192,418)	118,211
Golden Ocean Group Limited
Earnings per share [line items]
Issuance of shares (in shares)	95,952,934
Shares issued
Earnings per share [line items]
Beginning of period (in shares)		220,024,713	220,024,713	220,024,713	220,024,713	220,024,713
Issuance of shares (in shares)				95,952,934	0	0
Purchase of treasury shares (in shares)				0	0	0
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				0	0	0
End of period (in shares)				315,977,647	220,024,713	220,024,713	220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)		18,241,181	17,790,716	25,807,878	17,790,716	18,241,181
Issuance of shares (in shares)				0	0	0
Purchase of treasury shares (in shares)				0	0	0
Withdrawal of treasury shares (in shares)				0	0	0
Transfer of treasury shares (in shares)				0	8,017,162	(450,465)
End of period (in shares)				25,807,878	25,807,878	17,790,716	18,241,181